Notes Payable (Details) - Schedule of business combination and combination of cash payments and commitment $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Settlement prior to the Business Combination:
Net Carrying Value	$ 153,770
Borrowings, net of OID	25,540
Fair Value Measurement Adjustments	14,066
Accrued Interest at Settlement	30,711
FX and Other	(8,768)
Cash Payment	(48,210)
Equity Settlement	(166,916)
Net Carrying Value	193
Loss (Gain) at Settlement	16,933
Interest Expense	8,261
Note payable Settlement prior to the Business Combination [Member]
Settlement prior to the Business Combination:
Net Carrying Value	57,293
Borrowings, net of OID
Fair Value Measurement Adjustments
Accrued Interest at Settlement	17,177
FX and Other	(1,293)
Cash Payment
Equity Settlement	(73,177)
Net Carrying Value
Loss (Gain) at Settlement
Interest Expense	3,408
Note payable Settlement prior to the Business Combination One [Member]
Settlement prior to the Business Combination:
Net Carrying Value	19,100
Borrowings, net of OID
Fair Value Measurement Adjustments
Accrued Interest at Settlement	6,098
FX and Other
Cash Payment
Equity Settlement	(25,198)
Net Carrying Value
Loss (Gain) at Settlement
Interest Expense	1,281
Subtotal settlements prior to the Business Combination [Member]
Settlement prior to the Business Combination:
Net Carrying Value	76,393
Borrowings, net of OID
Fair Value Measurement Adjustments
Accrued Interest at Settlement	23,275
FX and Other	(1,293)
Cash Payment
Equity Settlement	(98,375)
Net Carrying Value
Loss (Gain) at Settlement
Interest Expense	4,689
Notes payable - NPA [Member]
Settlement prior to the Business Combination:
Net Carrying Value	21,059
Borrowings, net of OID
Fair Value Measurement Adjustments	104
Accrued Interest at Settlement	3,614
FX and Other
Cash Payment	(17,636)
Equity Settlement	(7,141)
Net Carrying Value
Loss (Gain) at Settlement	2,699
Interest Expense	976
Notes payable – China [Member]
Settlement prior to the Business Combination:
Net Carrying Value	3,659
Borrowings, net of OID
Fair Value Measurement Adjustments
Accrued Interest at Settlement	2,713
FX and Other	56
Cash Payment
Equity Settlement	(6,428)
Net Carrying Value
Loss (Gain) at Settlement	2,430
Interest Expense	374
Notes payable – China one [Member]
Settlement prior to the Business Combination:
Net Carrying Value	4,807
Borrowings, net of OID
Fair Value Measurement Adjustments
Accrued Interest at Settlement	757
FX and Other	110
Cash Payment
Equity Settlement	(5,674)
Net Carrying Value
Loss (Gain) at Settlement	2,145
Interest Expense	164
Settlements in the Business Combination Notes payable [Member]
Settlement prior to the Business Combination:
Net Carrying Value	17,712
Borrowings, net of OID
Fair Value Measurement Adjustments	1,988
Accrued Interest at Settlement
FX and Other	667
Cash Payment
Equity Settlement	(20,367)
Net Carrying Value
Loss (Gain) at Settlement	7,698
Interest Expense
January 13 and March 12, 2021 Notes [Member]
Settlement prior to the Business Combination:
Net Carrying Value		[1]
Borrowings, net of OID	16,790	[1]
Fair Value Measurement Adjustments	6,935	[1]
Accrued Interest at Settlement		[1]
FX and Other		[1]
Cash Payment		[1]
Equity Settlement	(23,725)	[1]
Net Carrying Value		[1]
Loss (Gain) at Settlement	8,968	[1]
Interest Expense		[1]
Note payable [Member]
Settlement prior to the Business Combination:
Net Carrying Value	20,972
Borrowings, net of OID
Fair Value Measurement Adjustments	138
Accrued Interest at Settlement	270
FX and Other	667
Cash Payment	(18,992)
Equity Settlement	(3,055)
Net Carrying Value
Loss (Gain) at Settlement	1,155
Interest Expense	1,334
January 13 and March 8, 2021 Notes [Member]
Settlement prior to the Business Combination:
Net Carrying Value		[2]
Borrowings, net of OID	8,750	[2]
Fair Value Measurement Adjustments	4,901	[2]
Accrued Interest at Settlement	82	[2]
FX and Other		[2]
Cash Payment	(11,582)	[2]
Equity Settlement	(2,151)	[2]
Net Carrying Value		[2]
Loss (Gain) at Settlement	813	[2]
Interest Expense	632	[2]
Subtotal settlements prior to the Business Combination one [Member]
Settlement prior to the Business Combination:
Net Carrying Value	68,209
Borrowings, net of OID	25,540
Fair Value Measurement Adjustments	14,066
Accrued Interest at Settlement	7,436
FX and Other	1,500
Cash Payment	(48,210)
Equity Settlement	(68,541)
Net Carrying Value
Loss (Gain) at Settlement	25,908
Interest Expense	3,480
PPP Loan [Member]
Settlement prior to the Business Combination:
Net Carrying Value	9,168	[3]
Borrowings, net of OID		[3]
Fair Value Measurement Adjustments		[3]
Accrued Interest at Settlement		[3]
FX and Other	(8,975)	[3]
Cash Payment		[3]
Equity Settlement		[3]
Net Carrying Value	193	[3]
Loss (Gain) at Settlement	(8,975)	[3]
Interest Expense	$ 92	[3]

[1]	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11.3 million, receiving net proceeds of $9.9 million, net of an 8% original issue discount and $0.5 million of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7.0 million, receiving net proceeds of $6.4 million, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination. In conjunction with the issuance of the January 13 Notes and March 12 Notes, the Company issued warrants to purchase 662,083 shares of the Class A Common Stock with an exercise price of $10.00 per share, as adjusted for certain down-round provisions. The warrants were issued with a term of seven years. The Company recorded the fair value of the warrants in APIC in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $2.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).
[2]	On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3.8 million of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3.3 million, net of a 6.50% original issue discount and $0.2 million of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure this note payable (see Note 8, Fair Value of Financial Instruments).
[3]	On April 17, 2020, the Company received loan proceeds from East West Bank of $9.2 million under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured. The Company was notified by East West Bank that a principal amount of $9.0 million as well as accrued interest of $0.2 million relating to the PPP Loan had been forgiven by the Small Business Administration as of December 31, 2021. The Company recorded the forgiveness of the principal and interest in Loss on Settlement of Related Party Notes Payable, Notes Payable, and Vendor Payables in trust, net in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021. The Company paid the remaining principal and accrued interest in an aggregate amount of $0.2 million in April 2022.